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                                               ------------------------------
                                               |        SEC USE ONLY        |
                UNITED STATES                  ------------------------------
     SECURITIES AND EXCHANGE COMMISSION        |                            |
           Washington, D.C. 20549              |                            |
                                               |                            |
                   FORM 13F                    ------------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

   Report for the Calendar Year or Quarter Ended       June 30, 1999.
                                                ----------------------------

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |   |

MARTINDALE ANDRES & COMPANY, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 FOUR FALLS CORPORATE CENTER, SUITE 200, WEST CONSHOHOCKEN, PA 19428
--------------------------------------------------------------------------------
Business Address          (Street)            (City)       (State)         (Zip)

--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
----------------------------------           -----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of W. Conshohocken and State of Pennsylvania
                             ---------------     ---------------------
 on the  5th  day  of April , 1999.
        ----      ----------    --

                                         WILLIAM C. MARTINDALE, JR.
                               ---------------------------------------------
                                      (Name of Institutional Manager)

                                       /s/ William C. Martindale, Jr.
                               ---------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                           to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:    Name:                   13F File No.:
----------------------- -------------    ----------------------- -------------

1.                                       6.
----------------------- -------------    ----------------------- -------------

2.                                       7.
----------------------- -------------    ----------------------- -------------

3.                                       8.
----------------------- -------------    ----------------------- -------------

4.                                       9.
----------------------- -------------    ----------------------- -------------

5.                                       10.
----------------------- -------------    ----------------------- -------------


SECID                TICKER SYMBOL          MARKET VALUE       PAR/SHARES
-----                -------------          ------------       ----------
001055102                AFL                   430,875            9,000        AFLAC, Inc
001957109                T                   1,005,686           18,019        AT&T Corporation
001963107                ASVI                  452,500           20,000        ASV Inc
00207R101                ATMI                2,025,975           68,100        ATMI Inc
002539104                AATT                  303,175           13,400        Aavid Thermal Technologies
002824100                ABT                 1,742,650           38,300        Abbott Laboratories
00750X109                ACSC                  321,656           23,500        Advanced Communications Inc.
008190100                ACS                13,491,057          266,490        Affiliated Computer Services
009158106                APD                   313,950            7,800        Air Prods & Chems Inc
009363102                ARG                 1,592,500          130,000        Airgas Inc
01642T108                ALKS                1,736,688           75,100        Alkermes Inc
019228402                AIB                   572,250           21,000        Allied Irish
02364J104                AOL                 6,041,367           54,673        America Online, Inc.
02364L109                ASGR                  335,500           22,000        America Service Group, Inc.
024490104                ABN                     3,125           10,000        American Banknote Corporation
026609107                AHP                 5,019,750           87,300        American Home Prods Corp
030506109                AMWD                  211,500            6,000        American Woodmark Corp.
031162100                AMGN                  584,400            9,600        Amgen Inc
035229103                BUD                   283,750            4,000        Anheuser-Busch Cos., Inc.
03662Q105                ANSS                  737,363           74,200        Ansys Inc.
037937109                AGTX                  803,203           63,620        Applied Graphics Technologies
042476101                ACK                 3,000,469           51,900        Armstrong World Inds Inc
046353108                AZN                 1,022,010           26,080        Astrazeneca PLC-SPONS ADR
048825103                ARC                   531,290            6,358        Atlantic Richfield Co
052800109                ALV                 1,030,557           34,068        Autoliv, Inc.
053015103                AUD                 7,770,400          176,600        Automatic Data Processing
05329W102                AN                  1,246,875           70,000        Autonation Inc
05459C108                AXNT                  532,888           47,900        Axent Technologies, Inc.
055622104                BPA                   698,062            6,434        BP Amoco PLC
06605F102                BAC                   353,758            4,846        BankAmerica Corp.
067383109                BCR                   334,688            7,000        Bard C R Inc
077853109                BEL                 2,043,492           31,258        Bell Atlantic Corp
079860102                BLS                 1,045,313           22,300        Bellsouth Corp
08658U101                BFO                   632,016           12,768        Bestfoods
105368203                BDN                   271,431           13,700        Brandywine Realty Trust
110122108                BMY                 1,962,107           27,856        Bristol Myers Squibb Co.
117665109                BMTC                  352,149           13,776        Bryn Mawr Bank Corp
12189T104                BNI                   465,000           15,000        Burlington Northern Santa Fe
123164105                BSH                 1,587,506           98,450        Bush Industries Inc
125015107                CUBE                3,045,169           96,100        C-Cube Microsystems Inc
12525K106                CFMT                1,016,000          101,600        CFM Technologies, Inc.
12612W104                CNF                   959,375           25,000        CNF Transportation Inc.
14040H105                COF                10,385,719          186,500        Capital One Financial Corp
152342101                CNTO                3,692,700           79,200        Centocor Inc
156782104                CERN                1,048,438           50,000        Cerner Corp
16161A108                CMB                   200,450            2,314        Chase Manhattan Corp
166751107                CHV                   499,734            5,250        Chevron Corporation
172755100                CRUS                  621,250           70,000        Cirrus Logic Inc




SECID                TICKER SYMBOL          MARKET VALUE       PAR/SHARES
-----                -------------          ------------       ----------
17275R102                CSCO                  390,377            6,070        Cisco Systems, Inc.
172967101                C                     860,843           18,123        Citigroup Inc.
190441105                CGP                 5,712,000          142,800        Coastal Corp
191216100                KO                  6,970,313          111,525        Coca Cola Co
200300200                CMCSK                 242,925            6,320        Comcast Corp
204493100                CPQ                 2,923,369          123,414        Compaq Computer Corp
204912109                CA                  9,530,785          173,287        Computer Assoc Intl Inc
204925101                CMNT               14,459,556          668,650        Computer Network Tech Corp
205638109                CPWR               16,453,425          517,200        Compuware Corp
20563P101                CIX                   183,219           10,250        CompX International Inc.
205887102                CAG                 4,281,460          160,806        Conagra Inc
205908106                CHRZ                  888,144           64,300        Computer Horizons Corp
209111103                ED                  3,936,563           85,000        Consolidated Edison Co N
210371100                CEG                 3,362,438          113,500        Constellation Energy Group
217753102                CORR                  147,500           10,000        Cor Therapeutics Inc.
218412104                CDD                 3,389,063           75,000        Cordant Technologies Inc
225302108                CMOS                6,980,985          188,040        Credence Systems Corp
235811106                DCN                 2,118,875           46,000        Dana Corp
235851102                DHR                12,328,313          212,100        Danaher Corp
240028100                DSD                   194,906           10,500        Dayton Superior Corp.
244199105                DE                    380,400            9,600        Deere & Co
251893103                DV                  3,580,000          160,000        Devry Inc
252499108                DLGC                2,939,625           67,000        Dialogic Corp
253798102                DGII                2,698,094          258,500        Digi International
254687106                DIS                   332,405           10,788        The Walt Disney Co.
260543103                DOW                   507,500            4,000        Dow Chem Co
261876106                DRXR                2,815,943          296,415        Drexler Technology Corp
263534109                DD                  2,295,300           33,600        Du Pont (E.I.) De Nemours
265903104                DRRA                  278,768            8,384        Dura Automotive Systems Inc
268258100                ECILF               2,216,925           66,800        ECI Telecom Ltd Ord
268648102                EMC                   463,815            8,433        EMC Corp
278058102                ETN                 2,208,000           24,000        Eaton Corp
284560109                ETT                   269,969           26,500        ElderTrust REIT
291011104                EMR                   207,488            3,300        Emerson Elec Co
292872108                EAII                  686,200           32,387        Engineering Animation Inc.
292962107                ECSI                  285,013           30,200        Endocardial Solutions Inc
29426L108                EPIC                  751,188          101,000        Epicor Software Corp.
302290101                XON                 2,782,979           36,084        Exxon Corp.
313586109                FNM                 8,307,563          121,500        Federal Natl Mtg Assn
317492106                FIF                 2,723,600          123,800        Financial Federal Corp
318900107                FAM                 2,743,125           66,000        First American Corp-Tenn
337358105                FTU                 4,196,019           89,277        First Union Corp N Carolina
338915101                FLT                 6,030,563          135,900        Fleet Financial Group, Inc
339099103                FLE                 2,802,828          106,017        Fleetwood Enterprises Inc
343468104                FLOW                3,243,750          300,000        Flow International Corp
346091606                FST                   628,125           50,000        Forest Oil Corp.
362320103                GTE                   716,685            9,469        GTE Corp
363127101                GNA                   176,250           30,000        Gainsco Inc.
363576109                AJG                 1,732,500           35,000        Gallagher (Arthur J) & Co


SECID                TICKER SYMBOL          MARKET VALUE       PAR/SHARES
-----                -------------          ------------       ----------
364760108                GPS                 8,149,416          161,775        GAP Inc Del
369604103                GE                 15,425,630          136,510        General Elec Co
371901109                GNTX                3,561,600          127,200        Gentex Cp
371912106                GHV                 2,669,127          889,709        Genesis Health Ventures Inc
406216101                HAL                   208,150            4,600        Halliburton Co
427056106                HPC                 2,398,063           61,000        Hercules Inc
427866108                HSY                   261,250            4,400        Hershey Foods Corp
428236103                HWP                   673,350            6,700        Hewlett Packard Co
439104100                HH                    407,500           20,000        Hooper Holmes Inc
448407106                HTCH               13,030,817          469,579        Hutchinson Technology
44930G107                ICUI                  713,691           40,350        ICU Medical Inc.
45245W109                IMCL                  266,438           10,500        Imclone Systems
45255W106                IMCO                  255,000           20,000        Impco Technologies Inc.
45337C102                INCY                1,057,500           40,000        Incyte Pharmaceuticals Inc
457985208                IART                3,156,629          490,350        Integra Lifesciences
458140100                INTC                1,309,000           22,000        Intel Corp
459200101                IBM                 1,680,250           13,000        International Business Machine
460573108                IPIC                  286,825          104,300        Interneuron Pharmaceuticals
475070108                JP                    233,311            3,525        Jefferson Pilot Corp
478160104                JNJ                 6,750,534           68,883        Johnson & Johnson
493482103                KSTN                6,136,939          207,592        Keystone Financial
494368103                KMB                   501,258            8,794        Kimberly Clark Corp
499866101                KARE                  339,725           12,700        Koala Corporation
501942106                LNCC                  102,063           11,500        Linc Capital Inc.
50216C108                LYTS                  629,992           26,114        LSI Industries Inc
513847103                LANC                3,960,600          114,800        Lancaster Colony Corp
514614106                LAN                   156,613           18,700        Lancer Corp.
524660107                LEG                 3,671,250          132,000        Leggett & Platt Inc
524901105                LM                  4,620,000          120,000        Legg Mason Inc
526872106                LSCO                2,280,618          119,248        Lesco, Inc
549463107                LU                    606,465            8,993        Lucent Technologies
550819106                LDL                   805,000           70,000        Lydall Inc
574670105                MSX                 1,866,513          110,200        Mascotech Inc
580135101                MCD                   313,975            7,600        McDonalds Corp
583928106                TAXI                  247,813           13,000        Medallion Financial Corp.
58440J104                UMG                   446,250            6,000        Mediaone Group Inc
58501T108                MT                    557,401           42,068        Meditrust Corporation
585055106                MDT                11,813,638          151,700        Medtronic Inc
586263204                MRMY                   18,750           10,000        Memry Corporation
587188103                MNTR                5,716,252          306,913        Mentor Corporation Minnesota
589331107                MRK                 4,492,984           60,716        Merck & Co Inc
589602101                KITS                   71,250           10,000        Meridian Diagnostics Inc.
595112103                MU                  2,015,625           50,000        Micron Technology Inc
604059105                MMM                 1,105,584           12,717        Minnesota Mng & Mfg Co
607059102                MOB                 7,794,270           78,730        Mobil Corp
611662107                MTC                 1,557,624           39,496        Monsanto Co
616880100                JPM                   816,867            5,814        Morgan J P & Co Inc
617446448                MWD                11,508,212          112,275        Morgan Stanley, Dean Witter
619454101                MOSX                1,991,063          155,400        Mosaix Inc



SECID                TICKER SYMBOL          MARKET VALUE       PAR/SHARES
-----                -------------          ------------       ----------
620076109                MOT                 7,013,869           74,025        Motorola Inc
637277104                NVH                   815,475           33,200        National R.V. Holdings Inc
640522108                NTEC                1,315,206          129,100        Neose Technologies, Inc
654889104                NLCI                  145,000           29,000        Nobel Learning Cmntys Inc
656569100                NT                  3,405,394           39,227        Nortel Networks Corporation
666807102                NOC                 2,652,500           40,000        Northrop Grumman Corp.
669930109                NOV                   150,000          100,000        Novacare Inc
693475105                PNC                   540,062            9,372        PNC Bank Corp
693499105                PPL                   337,205           10,966        PP&L Resources Incpa
69361E107                PSCX                5,081,403          517,850        PSC Inc
703224105                POG                 1,114,156          176,500        Patina Oil & Gas Corp.
713448108                PEP                   437,169           11,300        Pepsico Inc
716941109                PNU                   605,167           10,652        Pharmacia & Upjohn
717081103                PFE                 1,538,695           14,020        Pfizer Inc
720035302                PCTL                1,456,000          182,000        Picturetel Corp
73755L107                POT                 4,114,125           79,500        Potash Corp of Saskatchewan
740459102                PMI                 1,537,500           41,000        Premark International Inc
742718109                PG                 10,486,875          117,500        Procter & Gamble Co
745075101                PRN                   225,675            6,800        Puerto Rican Cement
74835F102                QEDC                  306,313           29,000        Quest Education Corp.
749360400                RCMT                  172,250           13,000        RCM Technologies Inc
750459109                RSYS                  412,075           10,600        Radisys Corp.
75281A109                RRC                 1,611,515          263,104        Range Resources Corp.
754212108                RAVN                  655,253           40,953        Raven Industries
755111408                RTNB                  447,304            6,356        Raytheon Co
761230101                RESP                1,001,275           66,200        Respironics Inc
775371107                ROH                 1,737,440           40,523        Rohm & Hass Co
780257705                RD                    332,850            5,600        Royal Dutch Petro
78462K102                SPSS                  762,919           29,700        SPSS, Inc
790849103                STJ                 3,434,250           96,400        Saint Jude Medical
803111103                SLE                   344,124           15,168        Sara Lee Corp
806605101                SGP                14,924,800          281,600        Schering Plough Corp
808513105                SCH                   329,625            3,000        Charles Schwab Corp
811804103                SEG                 3,295,375          128,600        Seagate Technology
814208104                SDTI                1,066,750           50,200        Security Dynamics Tech Inc.
817565104                SRV                   231,000           12,000        Service Corp Intl
827056102                SGI                 1,558,900           95,200        Silicon Graphics Inc
835415100                SNT                 2,643,375           79,800        Sonat Inc
852061100                FON                 8,367,824          158,444        Sprint Corporation
852061506                PCS                 1,970,013           34,486        Sprint Corporation
859151102                STRC                  186,000           16,000        Sterile Recoveries Inc.
863111100                STRT                  307,125            9,100        Strattec Security Corp
866810104                SUNW               11,977,363          173,900        Sun Microsystems
866942105                SNHY                  163,750           20,000        Sun Hydraulics Corp.
868873100                SRDX                  196,500           12,000        Surmodics Inc
87157J106                SCOR               10,427,040          289,640        Syncor Intl Corp New
871873105                SCTC                1,547,994          106,300        Systems & Computer Tech. Corp.
872391107                THRD                  189,375           10,000        TF Financial Corp
878377100                TECH                  603,925           23,800        Techne Corp




SECID                TICKER SYMBOL          MARKET VALUE       PAR/SHARES
-----                -------------          ------------       ----------
878409101                TCCO                  162,250           64,900        Technical Communications
882508104                TXN                   957,000            6,600        Texas Instrs Inc
88255T103                TEXM                  204,750           27,300        Texas Micro Inc
883203101                TXT                 5,835,956           70,900        Textron Inc
889542106                TLGD                  739,625           48,500        Tollgrade Communications Inc
893414102                TNI                 4,611,263          157,650        Transaction Network Services
89363A101                TRII                  140,800          102,400        Transcrypt International
                                                                               Inc.
895930105                TGN                 2,617,308          137,753        Trigen Energy
899896104                TUP                 1,020,000           40,000        Tupperware Corp
902124106                TYC                   473,750            5,000        Tyco International LTD
90328S203                USTXP                  49,875           21,000        USA Technologies Inc. CV PFD
90331R101                UFS                 2,576,255           60,440        U.S. Foodservice
904677101                UFI                24,325,263        1,144,718        Unifi Inc.
905581104                UK                    409,500            8,400        Union Carbide Corp
909420101                UAM                 1,679,009           73,803        United Asset Mgmt Cp
910581107                UNH                 7,590,150          121,200        United Healthcare Corp
912889102                USW                   357,839            6,163        U S West
913017109                UTX                 1,131,659           15,786        United Technologies Corp
918204108                VFC                   327,038            7,650        V F Corp
920355104                VAL                 2,929,800           77,100        Valspar Corp
92844S105                VISX                5,258,050           66,400        VISX, Inc.
929771103                WB                    205,350            2,400        Wachovia Corp NC Com
934488107                WLA                 1,706,625           24,600        Warner Lambert Co
949746101                WFC                 2,372,625           55,500        Wells Fargo & Co Del
950590109                WEN                 4,957,519          175,100        Wendys Intl Inc
966837106                WFMI                2,878,703           59,895        Whole Foods Market Inc
969457100                WMB                 8,933,869          209,900        Williams Cos Inc Del
970646105                WLFC                2,167,931          132,900        Willis Lease Finance Corp
974637100                WGO                 2,407,500          107,000        Winnebago Industries
981809106                WFDS                3,896,814          236,171        Worthington Foods
D1668R123                DCX                 6,002,137           67,535        Daimler Chrysler AG
G56462107                LOR                 1,998,000          111,000        Loral Space & Communications
                                    ------------------------------------
                                           592,452,092       19,197,000